Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 2,957,549
Due from one year to five years	6,009,650
Due from five years to ten years	10,106,082
Due after ten years	6,939,280
Held-to-maturity debt securities, Amortized cost	26,012,561	¥ 23,272,185
Held-to-maturity debt securities, Fair value:
Due in one year or less	2,936,497
Due from one year to five years	5,821,162
Due from five years to ten years	9,421,512
Due after ten years	6,714,059
Held-to-maturity debt securities, Fair value	24,893,230	22,646,993
Available-for-sale debt securities, Fair value:
Due in one year or less	13,922,146
Due from one year to five years	4,031,750
Due from five years to ten years	3,382,039
Due after ten years	1,298,406
Available-for-sale debt securities, Fair value	¥ 22,634,341	¥ 30,413,168